Dividends	12 Months Ended
Mar. 31, 2025
Dividends [Abstract]
DIVIDENDS

Note 17 — DIVIDENDS

During the financial year ended March 31, 2023, the Company declared a interim tax-exempt dividend of S$150,000 and a final tax-exempt dividend of S$2,000,000 for financial year ended March 31, 2023, of which S$1,150,000 was settled during the financial year ended March 31, 2023. The dividend payable of S$2,000,000 was fully settled by September 2023.